Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.4%)
ENERGY (48.5%)
Oil & Gas Producers (27.7%)
Antero Resources Corp.(a)	663,181	$24,411,693
Birchcliff Energy, Ltd.	4,549,853	22,848,498
Canadian Natural Resources, Ltd.	1,343,705	58,780,013
Chord Energy Corp.	120,495	13,058,043
Comstock Resources, Inc.(a)	354,877	6,959,138
Diamondback Energy, Inc.	46,402	8,077,660
EQT Corp.	475,353	29,196,181
Expand Energy Corp.	92,364	9,967,923
Matador Resources Co.	186,877	9,605,478
Permian Resources Corp.	687,220	12,569,254
Range Resources Corp.	1,122,042	46,317,894
SM Energy Co.	198,311	4,586,929
Suncor Energy, Inc.	881,536	49,794,618
		296,173,322
Oil & Gas Services & Equipment (20.8%)
Borr Drilling, Ltd.	912,684	5,594,753
Noble Corp. PLC	801,149	36,396,199
Oceaneering International, Inc.(a)	308,174	10,940,177
Seadrill, Ltd.(a)	1,065,629	46,759,801
SLB, Ltd.	1,025,701	52,659,489
Subsea 7 SA	493,799	14,271,317
Tidewater, Inc.(a)	3,914	310,850
Valaris, Ltd.(a)	572,424	54,866,840
		221,799,426
MATERIALS (47.9%)
Agricultural Chemicals (0.6%)
Mosaic Co.	237,768	6,619,461

Base Metal (10.9%)
Amerigo Resources Ltd.	1,590,490	7,229,235
Cameco Corp.	362,616	42,933,733
First Quantum Minerals Ltd.(a)	168,560	5,046,729
Freeport-McMoRan, Inc.	125,504	8,544,312
GMK Norilskiy Nickel PAO(a)(b)	5	–
Hudbay Minerals, Inc.	437,821	12,405,544
Ivanhoe Mines Ltd. - Class A(a)	659,866	7,546,578
Lundin Mining Corp.	292,158	9,308,447
Mako Mining Corp.(a)	153,203	1,287,128
NAC Kazatomprom JSC	108,781	8,920,042
NexGen Energy, Ltd.(a) Trilogy	796,686	10,181,647
Metals, Inc.(a)	723,457	3,171,638
		116,575,033

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2026 (Unaudited)

Security Description	Shares	Value
Chemicals (0.4%)
Intrepid Potash, Inc.(a)	115,612	$4,274,176

Metals & Mining (36.0%)
African Gold, Ltd.(a)	1,603,030	1,135,088
Alamos Gold, Inc.	314,771	17,057,440
Alpha Metallurgical Resources, Inc.(a)	111,173	18,082,288
Artemis Gold, Inc.(a)	193,764	6,423,524
Asante Gold Corp.(a)	1,028,381	1,507,835
Bannerman Energy, Ltd.(a)	2,019,363	6,682,397
Bellevue Gold, Ltd.(a)	2,036,110	2,644,412
Boss Energy, Ltd.(a)	2,023,089	2,353,953
Brixton Metals Corp.(a)	493,759	409,038
Caledonia Mining Corp. PLC	76,089	2,415,065
Centrus Energy Corp.(a)	89,315	18,094,326
Chilean Metals, Inc.(a)	70,046	43,649
Core Natural Resources, Inc.	334,723	27,474,064
Deep Yellow, Ltd.(a)	4,708,842	8,813,224
Denison Mines Corp.(a)	2,072,976	8,665,040
Encore Energy Corp.(a)	643,693	1,737,971
Energy Fuels, Inc.(a)	651,586	13,891,814
Equinox Gold Corp.	587,726	11,030,230
Erdene Resource Development Corp.(a)	509,058	3,313,979
Founders Metals, Inc.(a)	305,675	1,133,914
G Mining Ventures Corp.(a)	7,277	298,005
GMK Norilskiy Nickel PAO(a)(b)	285,500	–
GoGold Resources, Inc.(a)	1,024,571	2,749,115
Greenheart Gold, Inc.(a)	170,690	142,654
Guardian Metal Resources PLC(a)	3,725,899	14,109,640
Gunnison Copper Corp.(a)	665,258	292,625
Hercules Metals Corp.(a)	2,354,656	1,380,979
Impala Platinum Holdings, Ltd.	1,545,994	34,228,307
Ivanhoe Electric, Inc.(a)	949,235	16,317,350
K92 Mining, Inc.(a)	140,801	3,393,964
Locksley Resources, Ltd.(a)	202,359	23,761
Locksley Resources, Ltd.(a)	7,307,667	858,080
Los Andes Copper, Ltd.(a)	103,469	1,099,128
Minera Alamos, Inc.(a)	577,241	3,084,992
Montage Gold Corp.(a)	708,457	8,829,419
Mountain Province Diamonds, Inc.(a)	317,715	17,469
Novagold Resources, Inc.(a)	322,734	4,298,817
Omai Gold Mines Corp.(a)	751,874	1,102,414
Orezone Gold Corp.(a)	2,347,111	4,731,905
Orla Mining, Ltd.	313,749	6,785,378
Paladin Energy, Ltd.(a)	1,121,471	10,686,453
Power Metallic Mines, Inc.(a)	3,646,158	3,555,141
Sibanye Stillwater, Ltd.	1,884,961	33,382,659

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2026 (Unaudited)

Security Description	Shares	Value
Metals & Mining (continued)
South Pacific Metals Corp.(a)	2,419,131	$1,064,095
Trilogy Metals, Inc.(a)	18,700	82,841
Triple Flag Precious Metals Corp.	27,434	1,134,326
United Co. RUSAL International PJSC(a)(b)	1,326,798	–
Uranium Energy Corp.(a)	964,900	14,791,917
Ur-Energy, Inc.(a)	1,818,924	3,037,603
Valterra Platinum, Ltd.	265,170	30,804,218
Valterra Platinum, Ltd. ADR	1,466,161	28,531,493
		383,723,999

TOTAL COMMON STOCKS
(Cost $587,898,789)		1,029,165,417

MUTUAL FUND (1.6%)
MATERIALS (1.6%)
Base Metal (1.6%)
Sprott Physical Uranium Trust(a)	849,008	17,128,918

TOTAL MUTUAL FUND
(Cost $9,759,791)		17,128,918

WARRANTS (0.6%)(d)
MATERIALS (0.6%)(d)
Metals & Mining (0.6%)(d)
Guardian Metal Resources Warrants EXP 08/28/2026, Expires 08/28/2026, Strike Price $0.01	1,597,128	5,187,227
Minera Alamos, Inc. Warrants 2028 Restricted, Expires 09/17/2028, Strike Price $7.05	3,861,454	679,410
		5,866,637
TOTAL WARRANTS
(Cost $–)		5,866,637

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS (0.4%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 3.543%)	3,780,401	$3,780,401

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,780,401)		3,780,401

TOTAL INVESTMENTS - (99.0%)
(Cost $601,438,981)		1,055,941,373

Assets in Excess of Other Liabilities - (1.0%)		10,344,895

NET ASSETS - (100.0%)		$1,066,286,268

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Securities were originally issued pursuant to Rule 144 or Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the aggregate market value of those securities was $8,920,042, which represents approximately 0.84% of net assets.
(d)	Less than 0.05%

COUNTRY COMPOSITION

(As of February 28, 2026)

United States	41.4%
Canada	33.5%
South Africa	12.1%
Great Britain	7.5%
Australia	3.1%
Kazakhstan	0.8%
Bermuda	0.5%
Russia	0.0%
Total	98.9%

Percentages are based upon common stocks, rights, warrants, corporate bonds, private securities and short-term investments as a percentage of net assets.

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund
Notes to Schedule of Investments

February 28, 2026 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board based on the midpoint of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and ask prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

Goehring & Rozencwajg Resources Fund
Notes to Schedule of Investments

February 28, 2026 (Unaudited)

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Foreign Currency Translation: Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions. Adjustments from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Those fluctuations are included with net unrealized gain from portfolio investments and foreign currency.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Goehring & Rozencwajg Resources Fund
Notes to Schedule of Investments

February 28, 2026 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1 - Quoted	Level 2 - Other Significant Observable	Level 3 - Significant Unobservable
Investments in Securities at Value*	Prices	Inputs	Inputs	Total
Common Stocks	$1,028,307,337	$858,080	$–	$1,029,165,417
Warrants	–	5,866,637	–	5,866,637
Mutual Fund	17,128,918	–	–	17,128,918
Short-Term Investments	3,780,401	–	–	3,780,401
Total	$1,049,216,656	$6,724,717	$–	$1,055,941,373

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion or amortization of discounts or premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and interest income is recognized on an accrual basis, are allocated daily to each class in proportion to its average daily net assets.